Investment securities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment securities
Investment securities	¥ 7,319,120	¥ 8,329,242
Allowance for credit losses	8,467	5,213
Short-term investments
Investment securities
Investment securities	642,822	2,183,862
Short-term investments | Available-for-sale
Investment securities
Investment securities		561,940
Short-term investments | Held-to-maturity
Investment securities
Investment securities	76,933	347,331
Long-term investment securities | Held-to-maturity
Investment securities
Investment securities	6,390,542	¥ 5,236,109
Long-term investment securities | Available-for-sale
Investment securities
Investment securities	¥ 208,823